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                          WAYNE HUMMER INVESTMENT TRUST

                         Wayne Hummer Money Market Fund
                            Wayne Hummer Growth Fund
                            Wayne Hummer Income Fund
                         Wayne Hummer CorePortfolio Fund

        Supplement Dated December 22, 2003 to Prospectus and Statement of
                   Additional Information dated July 31, 2003

THE WAYNE HUMMER MONEY MARKET FUND HAS BEEN TERMINATED AND LIQUIDATED EFFECTIVE DECEMBER 22, 2003. All references to the Wayne Hummer Money Market Fund in the Prospectus and Statement of Additional Information dated July 31, 2003 should be disregarded.

This supplement replaces the supplement dated November 10, 2003.